--------------------------------------------------------------------------------
       Annual Report - Financial Statements
--------------------------------------------------------------------------------


       T. ROWE PRICE



                         PERSONAL STRATEGY
                         BALANCED FUND
                         ------------
                         MAY 31, 1999
                         ------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                          Year                                                        7/29/94
                                         Ended                                                        Through
                                       5/31/99        5/31/98         5/31/97         5/31/96         5/31/95
  NET ASSET VALUE
  Beginning of period              $     15.88    $     14.07     $     12.68     $     11.15     $     10.00

  Investment activities
   Net investment income                  0.46           0.46*           0.42*           0.41*           0.33*
   Net realized and
   unrealized gain (loss)                 0.81           2.15            1.69            1.56            1.08

   Total from investment activities       1.27           2.61            2.11            1.97            1.41

  Distributions
   Net investment income                 (0.46)         (0.45)          (0.40)          (0.37)          (0.26)
   Net realized gain                     (0.49)         (0.35)          (0.32)          (0.07)             --

   Total distributions                   (0.95)         (0.80)          (0.72)          (0.44)          (0.26)

  NET ASSET VALUE
  End of period                    $     16.20    $     15.88     $     14.07     $     12.68     $     11.15
                                   --------------------------------------------------------------------------


  Ratios/Supplemental Data

  Total return .                         8.37%         19.15%*         17.21%*         17.97%*         14.35%*
  Ratio of total expenses to
  average net assets                     1.00%          1.05%*          1.05%*          1.05%*          1.05% *
  Ratio of net investment
  income to average
  net assets                             3.01%          3.09%*          3.20%*          3.44%*          3.74%+*
  Portfolio turnover rate                34.3%          41.5%           54.0%           47.7%           25.8%+
  Net assets, end of period
  (in thousands)                   $   529,691    $   328,356     $   205,883     $   116,826     $    13,336


 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+    Annualized



The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                                   May 31, 1999


------------------------
PORTFOLIO OF INVESTMENTS                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS AND RIGHTS 59.4%

FINANCIAL  9.9%

Bank and Trust 5.0%
Abbey National (GBP)                                      44,000  $         906
ABN Amro (EUR)                                            31,100            689
Australia & New Zealand Bank Group (AUD)                  10,000             72
Australia & New Zealand Banking ADR                        6,400            233
Banca Commerciale Italiana (EUR)                          86,000            618
Banco de Bilbao Vizcaya ADR                               39,600            577
Banco Frances del Rio de la Plata ADR                     10,204            215
Bank of America                                           45,800          2,963
Bank of New York                                          28,900          1,033
Bank One                                                  23,220          1,313
Bankgesellschaft Berlin (EUR)                             14,000            203
Barclay's (GBP)                                           36,055          1,095
Charter One Financial                                      6,882            195
Chase Manhattan                                           20,700          1,501
Citizens Banking                                           6,800            202
Deutsche Bank (EUR)                                       12,680            661
Development Bank of Singapore (SGD)                       12,100            125
Downey Financial                                          12,900            284
Dresdner Bank (EUR)                                       18,900            701
First Bell Bancorp                                         3,800             74
First Mariner Bancorp                                      1,500             17
First Security                                             3,900             74
Firstar                                                    5,700            164
Frankfort First Bancorp                                    3,400             51
Glacier Bancorp                                           11,781            241
HSBC Holdings (GBP)                                       25,115            826
J. P. Morgan                                               6,630            924
KBC Bancassurance Holding (EUR)                            6,900            419
KeyCorp                                                   20,800            723
Marshall & Ilsley                                          1,300             91
Mediobanca (EUR)                                          43,200            491
Mellon Bank                                               49,000          1,749
Mercantile Bancorporation                                  3,200            187

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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Overseas Chinese Bank (SGD)                                12,000   $        94
Societe Generale (EUR)                                      4,072           739
State Street                                                4,800           366
Summit Bancorp                                              6,200           254
Svenska Handelsbank (SEK)                                  11,000           397
UBS (CHF)                                                   4,806         1,390
UST                                                         5,000           120
Washington Mutual                                          26,105           997
Wells Fargo                                                47,000         1,880
WestAmerica                                                 2,900           100
Westpac Bank (AUD)                                         40,000           274
                                                                         26,228

Insurance 2.0%
ACE Limited                                                20,300           619
American General                                            8,000           578
American International Group                                3,275           374
Brown and Brown                                             7,000           250
Fairfax Financial, Rights (144a) (CAD) *                    1,400           374
Harleysville Group                                          6,000           116
Istituto Nazionale delle Assicurazioni (EUR)              168,300           393
Marsh & McLennan                                           10,000           728
PartnerRe Holdings                                         10,200           379
Royal & Sun (GBP)                                          79,000           646
Schweizerische Rueckversicherungs (CHF)                       347           658
Selective Insurance                                         5,900           111
St. Paul                                                   55,900         1,988
Sumitomo Marine & Fire Insurance (JPY)                    117,000           763
Travelers Property Casualty (Class A)                      41,300         1,631
UNUM                                                        6,900           371
W. R. Berkley                                               5,700           145
XL Capital (Class A)                                       12,013           731
                                                                          10,855
Financial Services 2.9%
American Express                                           15,900         1,927
Associates First Capital (Class A)                         19,000           779
Assurances Generales de France (EUR)                        4,100           203
AXA (EUR)                                                   6,300           726
Capital One Financial                                       5,700           859


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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Citigroup                                                   46,199  $     3,061
Delta Financial *                                            9,900           67
Fannie Mae                                                  33,100        2,251
Financial Federal *                                          7,000          157
Freddie Mac                                                 44,700        2,606
Goldman Sachs Group *                                        2,400          163
ING Groep (EUR)                                             14,784          790
ITLA Capital *                                               4,000           64
Morgan Stanley Dean Witter                                   5,400          521
Pearson (GBP)                                               35,200          678
Unidanmark (Class A) (DKK)                                   6,000          421
                                                                         15,273
Total Financial                                                          52,356

UTILITIES 4.1%

Telephone 2.7%
Aliant Communications                                       13,100          616
ALLTEL                                                      11,300          810
AT&T                                                        29,524        1,639
BellSouth                                                   19,600          925
British Telecommunications ADR                               4,600          773
Compania de Telecomunicaciones de Chile (Class A) ADR        4,350           95
Frontier                                                    29,200        1,537
GTE                                                          8,100          511
Hong Kong Telecommunications ADR                            11,614          275
Nippon Telegraph & Telephone (JPY)                              80          781
Rural Cellular (Class A) *                                  10,200          166
SBC Communications                                          47,700        2,439
Telebras, Rights ADR                                         5,600            0
Telebras ADR                                                 5,600          468
Telecom Corp. of New Zealand ADR                            15,100          523
Telecom Italia (EUR)                                        62,775          646
Telecom Italia Mobile (EUR) *                               87,300          513
Telefonica de Espana ADR                                     3,641          525
Telefonos de Mexico (Class L) ADR                            8,900          711
Telekom Malaysia (MYR)                                         100            0
Western Wireless                                             6,800          166
                                                                         14,119


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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Electric Utilities 1.4%
Cleco                                                        8,000   $      265
Electrabel (EUR)                                             1,090          335
Empresa Nacional de Electricidad Chile ADR                   3,657           40
Endesa ADR                                                  14,500          313
FirstEnergy                                                 39,317        1,251
GPU                                                         11,000          479
Hong Kong Electric (HKD)                                    71,000          222
PECO Energy                                                 15,500          759
Powergen (GBP)                                              29,300          317
Texas Utilities                                             28,800        1,296
Unicom                                                      31,300        1,324
Veba (EUR)                                                  12,080          689
                                                                          7,290
Total Utilities                                                          21,409

CONSUMER NONDURABLES 11.8%

Cosmetics 0.8%
Gillette                                                     7,900          403
International Flavors & Fragrances                          64,700        2,661
Kao (JPY)                                                   40,000        1,098
                                                                          4,162
Beverages 1.0%
Anheuser-Busch                                              26,200        1,915
Bass (GBP)                                                  45,600          672
Coca-Cola                                                    4,100          280
Diageo ADR                                                  16,075          691
LVMH (EUR)                                                   2,845          792
PepsiCo                                                     21,800          781
                                                                          5,131
Food Processing 1.9%
American Italian Pasta *                                     3,300           91
Associated British Foods (GBP)                              46,300          353
Bestfoods                                                   10,500          525
Cadbury Schweppes (GBP)                                     27,200          185
Cadbury Schweppes ADR                                       10,600          588
Campbell                                                    19,000          838


6
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                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Carrefour (EUR)                                       3,600 $          472
      CSM (EUR)                                             4,800            242
      Danisco (DKK)                                         4,800            230
      Eridania Beghin-Say (EUR)                             2,500            363
      General Mills                                        19,560          1,572
      Heinz                                                 7,200            348
      Imperial Sugar                                       19,100            116
      McCormick                                            23,200            705
      Nestle (CHF)                                            623          1,119
      Ralston Purina                                       18,700            510
      Sara Lee                                             36,900            886
      Seneca Foods (Class A) *                              3,200             46
      Seneca Foods (Class B) *                              3,100             44
      The Cheesecake Factory *                                200              5
      Unilever N.V.                                         8,178            534
      United Natural Foods *                                9,200            248
                                                                          10,020

      Hospital Supplies/Hospital Management  0.5%
      American Oncology Resources *                        17,500            178
      Baxter International                                  4,200            271
      Boston Scientific                                     4,100            156
      Guidant                                               1,300             65
      Medtronic                                               500             35
      Mentor                                               18,400            293
      Pediatrix Medical Group *                             1,600             36
      Quorum Health Group *                                11,100            139
      Renal Care Group *                                    9,000            248
      Smith & Nephew (GBP)                                134,400            373
      Terumo (JPY)                                         39,000            920
                                                                           2,714

      Pharmaceuticals  3.6%
      American Home Products                               42,160          2,429
      Amgen *                                               4,200            266
      AstraZeneca Group (SEK)                              12,007            472
      AstraZeneca Group ADR                                16,400            646
      Biogen *                                              5,200            567
      Boron Lepore & Associates *                           5,200             48
      Bristol-Myers Squibb                                 30,800          2,114


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                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Eli Lilly                                            12,800  $         914
      Gehe (EUR)                                           15,400            758
      Genentech *                                           3,900            341
      Glaxo Wellcome ADR                                   12,200            686
      Incyte Pharmaceuticals *                              2,900             75
      Johnson & Johnson                                    12,800          1,186
      Merck                                                20,100          1,357
      Novartis (CHF)                                          779          1,130
      Pfizer                                               17,920          1,917
      Pharmacia & Upjohn                                   11,960            663
      Schering-Plough                                      19,300            870
      Takeda Chemical (JPY)                                25,000          1,111
      Triangle Pharmaceuticals *                            5,100             94
      Warner-Lambert                                       21,400          1,327
                                                                          18,971
      Biotechnology 0.2%
      Abegenix *                                            3,300             47
      Alkermes *                                            5,500            135
      Anesta *                                              1,300             23
      Cell Genesys *                                        4,000             19
      COR Therapeutics *                                    3,800             54
      Coulter Pharmaceutical *                              1,900             49
      Gilead Sciences *                                     1,600             70
      Inhale Therapeutic Systems *                          8,200            217
      Millennium Pharmaceuticals *                          2,400             91
      Neurocrine Biosciences *                              8,000             44
      Northfield Laboratories *                             6,600             80
      PharmaPrint *                                        10,100             77
      Serologicals *                                        8,900             70
      Zonagen *                                             2,900             31
                                                                           1,007
      Health Care Services 0.5%
      Aetna                                                 4,000            363
      Altana AG (EUR)                                       3,100            181
      AmeriPath *                                          14,300            130
      CIGNA                                                 4,400            410
      IMS Health                                            3,900             96
      Monarch Dental *                                      3,500             13


8
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--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Orthodontic Centers of America *                      7,900     $       95
      ProMedCo *                                           12,100             50
      SteriGenics International *                          13,700            216
      United HealthCare                                    22,100          1,287
                                                                           2,841

      Miscellaneous Consumer Products 3.3%
      Benetton Group (EUR)                                145,600            285
      Bridgestone (JPY)                                    30,000            787
      Coles Myer Limited (AUD)                             46,400            243
      Colgate-Palmolive                                    29,200          2,916
      Cone Mills *                                         15,200             94
      Culp                                                  6,000             49
      Dan River *                                          17,700            163
      Hasbro                                               22,350            640
      Huhtamaki (EUR)                                       3,000            108
      Koninklijke Philips Electronics N.V., ADR             8,100            697
      Kuraray (JPY)                                        64,000            697
      Lion Nathan (NZD)                                   166,400            400
      Mattel                                               85,240          2,253
      Mitsui (JPY)                                        119,000            761
      Newell Rubbermaid                                     7,500            304
      NIKE (Class B)                                        6,200            378
      Philip Morris                                        65,550          2,528
      Procter & Gamble                                      8,400            784
      Reebok *                                              4,500             89
      Sola *                                               13,700            229
      Stride Rite                                           3,500             36
      Tomkins (GBP)                                       122,500            451
      Tomkins ADR                                           2,393             36
      Unifi *                                              66,700          1,101
      US Can *                                              9,700            173
      UST                                                  34,500          1,052
      WestPoint Stevens *                                   4,600            145
      Yue Yuen Industrial (HKD)                           127,000            285
                                                                          17,684
      Total Consumer Nondurables                                          62,530

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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      CONSUMER SERVICES 6.0%

      General Merchandisers 1.0%
      Bon-Ton Stores *                                     17,300        $   110
      Caseys General Stores                                24,800            333
      Columbia Sportswear *                                 9,100            134
      Dayton Hudson                                         5,600            353
      JUSCO (JPY)                                          18,000            341
      Marui (JPY)                                          51,000            767
      Pinault Printemps Redoute (EUR)                       4,500            766
      Saks *                                               20,900            577
      Tesco (GBP)                                         236,646            690
      Wal-Mart                                             23,800          1,015
      Warnaco Group (Class A)                              10,700            316
                                                                           5,402

      Specialty Merchandisers 2.2%
      American Stores                                      43,700          1,442
      Christian Dior (EUR)                                  2,200            312
      CompuCom Systems *                                   24,700             99
      CVS                                                  19,470            896
      Federated Department Stores *                           900             49
      Goody's Family Clothing *                            11,300            124
      Home Depot                                           13,800            785
      Kroger *                                             21,300          1,247
      Omron (JPY)                                          35,000            483
      Performance Food Group *                              3,500             84
      Safeway *                                            26,800          1,246
      St. John Knits                                        5,500            157
      Toys "R" Us *                                       101,600          2,343
      Tupperware                                           86,200          1,918
      Urban Outfitters *                                    6,100            146
                                                                          11,331

      Entertainment and Leisure 1.1%
      Carnival (Class A)                                    7,200            295
      Disney                                                6,000            175
      Hutchison Whampoa (HKD)                             115,000            956
      McDonald's                                           18,700            720
      Media One *                                          13,200            975
      Reader's Digest (Class A)                            69,100          2,531

10
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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands



      Sharp (JPY)                                          16,000         $  178
                                                                           5,830

      Media and Communications 1.7%
      American Tower Systems (Class A) *                    1,500             34
      Asatsu (JPY)                                         14,000            353
      CBS *                                                35,100          1,466
      Clear Channel Communications *                       11,473            758
      Elsevier (EUR)                                       12,000            152
      Emmis Broadcasting (Class A) *                        4,200            196
      Fox Entertainment Group (Class A) *                  23,700            604
      France Telecom ADR                                    7,600            585
      Infinity Broadcasting (Class A) *                    27,500            703
      Pegasus Communications *                              3,100            146
      Publishing & Broadcasting (AUD)                      36,900            232
      R.R. Donnelley                                       19,500            707
      Sinclair Broadcast Group (Class A) *                  8,100            112
      Time Warner                                          20,100          1,368
      Tribune                                               7,300            576
      Valassis Communications *                             2,250             78
      Vodafone ADR                                          4,600            880
      Young Broadcasting (Class A) *                        6,300            256
                                                                           9,206

      Restaurants 0.0%
      Buca *                                                1,000             18
      PJ America *                                          3,000             70
                                                                              88
      Total Consumer Services                                             31,857

      EDUCATION 0.0%

      Education 0.0%
      ITT Educational Services *                            8,200            195
      Total Education                                                        195

      CONSUMER CYCLICALS 3.9%

      Automobiles and Related 0.5%
      A.O. Smith (Class B)                                 22,500            548

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--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Cycle & Carriage (SGD)                               22,000        $   123
      DaimlerChrysler (EUR)                                 7,200            621
      Honda ADR                                             9,400            772
      Keystone Automotive *                                 4,800             77
      Littelfuse *                                          6,700            134
      SPX *                                                 6,400            497
      Strattec Security *                                     800             25
                                                                           2,797

      Building and Real Estate 2.1%
      Accor (EUR)                                           2,300            564
      Apartment Investment & Management, REIT               4,000            168
      Arden Realty, REIT                                   10,100            258
      Cheung Kong Holdings (HKD)                           84,000            682
      City Developments (SGD)                              15,000             90
      DBS Land (SGD)                                       20,000             36
      EastGroup Properties, REIT                           16,400            333
      Federal Realty Investment Trust, REIT                75,800          1,753
      First Washington Realty Trust, REIT                  10,200            222
      Glenborough Realty Trust, REIT                        4,800             88
      JP Realty, REIT                                       6,600            135
      Parkway Properties, REIT                             11,800            390
      Reckson Associates Realty (Class B), REIT *           6,535            178
      Reckson Associates Realty, REIT                      75,500          1,954
      Simon DeBartolo Group, REIT                          39,172          1,146
      Starwood Hotels & Resorts, REIT                      82,700          2,708
      Westfield Trust (AUD)                                54,600            110
      Woodhead Industries                                  16,400            207
                                                                          11,022

      Miscellaneous Consumer Durables 1.3%
      CompX *                                               9,400            142
      Corning                                              46,600          2,546
      Eastman Kodak                                        30,900          2,090
      Harman International                                  2,500            111
      Juno Lighting                                         4,600            105
      Masco                                                20,600            588
      OCE (EUR)                                             7,200            198
      Ricoh (JPY)                                          34,000            377
      Sony (JPY)                                            9,000            846
                                                                           7,003
      Total Consumer Cyclicals                                            20,822

12
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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      TECHNOLOGY 4.0%

      Electronic Components 1.2%
      Altera *                                             10,400         $  362
      American Superconductor *                             1,900             24
      Analogic                                             11,200            365
      Benchmark Electronics *                               2,700             81
      Burr Brown *                                          7,000            224
      EMC *                                                 6,800            677
      Exar *                                                3,800             80
      Intel                                                27,200          1,474
      Linear Technology                                     4,000            212
      Maxim Integrated Products *                          13,800            736
      Methode Electronics (Class A)                        16,700            306
      Optek Technology *                                   11,300            285
      Planar Systems *                                      9,600             77
      PMC-Sierra *                                          4,600            223
      SIPEX *                                               4,800             78
      Texas Instruments                                     5,700            623
      Xilinx *                                             10,500            466
                                                                           6,293
      Electronic Systems 0.6%
      Applied Materials *                                   5,500            303
      Applied Micro Circuits *                              5,200            307
      EMS Technologies *                                    7,600            103
      Hewlett-Packard                                      12,700          1,198
      Lifeline Systems *                                    6,500            121
      Lo-Jack *                                            11,400             89
      Nokia ADR                                            12,600            894
      Solectron *                                           6,200            339
                                                                           3,354
      Information Processing 0.3%
      Dell Computer *                                      12,600            434
      Hitachi ADR                                           4,500            329
      IBM                                                   4,800            558
                                                                           1,321

      Office Automation 0.1%
      Ceridian *                                           12,200            403
      Technitrol                                           10,200            303
                                                                             706

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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Specialized Computer  0.1%
      Sun Microsystems *                                    8,600    $       514
                                                                             514
      Telecommunications  1.3%
      AirTouch Communications *                             8,500            854
      Avant *                                               9,100            111
      Cisco Systems *                                       9,475          1,032
      Deutsche Telekom ADR                                 16,900            669
      LM Ericsson (Class B) ADR                            18,000            485
      MCI WorldCom *                                       30,982          2,675
      Premisys Communications *                             5,400             47
      Qwest Communications International *                  8,800            375
      Tellabs *                                             6,800            398
      Voicestream Wireless *                                6,800            183
      West TeleServices *                                   4,500             34
                                                                           6,863
      Aerospace and Defense  0.4%
      AlliedSignal                                         27,200          1,579
      DONCASTERS ADR *                                      1,700             26
      Raytheon (Class B)                                    4,600            313
      Woodward Governor                                     5,400            135
                                                                           2,053
      Total Technology                                                    21,104


      CAPITAL EQUIPMENT  2.2%

      Electrical Equipment  1.6%
      ABB AG (CHF) *                                          392            555
      Canon (JPY)                                          29,000            732
      GE                                                   28,800          2,929
      Holophane *                                          12,500            342
      Matsushita Electric Works (JPY)                      31,000            310
      Mitsubishi Electric (JPY)                            51,000            162
      Siemens (EUR)                                         5,200            350
      Tyco International                                   33,121          2,894
                                                                           8,274
      Capital Equipment  0.0%
      Omniquip International                               12,200            130
                                                                             130

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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Machinery  0.6%
      Danaher                                              24,200      $   1,463
      GKN (GBP)                                            48,500            810
      JLG Industries                                       16,700            322
      NN Ball & Roller                                     12,200             69
      S I G Schweis (CHF)                                     620            384
      Toolex Alpha *                                        2,700             36
      Valmet (EUR)                                          6,000             61
                                                                           3,145
      Total Capital Equipment                                             11,549

      BUSINESS SERVICES AND
      TRANSPORTATION  6.0%

      Computer Service and Software  2.0%
      America Online *                                      7,900            943
      Analysts International                                6,500            104
      Ascend Communications *                               8,800            815
      Automatic Data Processing                            18,700            770
      BISYS Group *                                         2,100            115
      BMC Software *                                       20,900          1,033
      Compuware *                                          16,800            521
      Concur Technologies *                                 1,000             32
      Electronic Arts *                                     1,700             83
      First Data                                           19,484            876
      Galileo International                                11,000            495
      Great Plains Software *                               3,300            124
      HCIA *                                                8,600             74
      Microsoft *                                          31,600          2,551
      Parametric Technology *                              30,200            420
      Peerless Systems *                                   12,100            111
      Phoenix Technologies *                                5,700             62
      Portal Software *                                       700             34
      PSINet *                                              2,200             98
      Salesloggix *                                         1,400             16
      Saville Systems ADR *                                14,300            224
      Summit Design *                                       6,300             17
      SunGard Data Systems *                               10,000            350

15
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--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Synopsys *                                           1,400         $    62
      Vantive *                                            1,800              20
      Viasoft *                                           14,100              55
      Visio *                                              9,100             298
      Webtrends *                                          1,300              37
      Wind River Systems *                                 7,500             158
      Zebra Technologies (Class A) *                       1,700              54
                                                                          10,552
      Distribution Services  0.4%
      Aviation Sales *                                     5,800             223
      Cardinal Health                                      7,642             461
      Jack Henry & Associates                              2,600              93
      MSC *                                                7,300             138
      Primesource                                          3,800              25
      Richfood Holdings                                   24,900             319
      SunSource                                            6,100              87
      U.S. Foodservice *                                  15,745             701
      Watsco (Class A)                                    14,100             272
      Wilmar Industries *                                  3,100              35
                                                                           2,354
      Environmental  0.1%
      CUNO *                                               7,500             138
      IT Group *                                           6,300             106
      Rentokil Group (GBP)                                12,900              53
      Waterlink *                                         20,000              81
                                                                             378
      Transportation Services  0.4%
      C.H. Robinson Worldwide                              5,900             190
      Coach USA *                                         13,500             393
      Comfort Systems USA *                               20,300             320
      Eagle USA Air Freight *                              5,400             255
      Expeditors International of Washington               3,700             205
      Frozen Food Express                                  7,500              52
      Heartland Express *                                  3,700              57
      Hub Group (Class A) *                                1,500              42
      International Shipholding                            3,700              52
      Mitsubishi Heavy Industries (JPY)                  183,000             715
                                                                           2,281

16
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--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Miscellaneous Business Services  2.4%
      Billing Information Concepts *                       11,400        $   143
      British Airport Authorities (GBP)                    70,047            749
      Browning-Ferris                                      72,800          3,021
      Cendant *                                             9,850            182
      CORT Business Services *                              8,800            213
      Electro Rent *                                       13,200            166
      Equifax                                               2,700             97
      H&R Block                                            38,700          1,865
      Insituform Technologies (Class A) *                  12,000            200
      Iron Mountain *                                       6,150            170
      Maximus *                                             4,100            122
      McGrath RentCorp                                      6,700            126
      Metamor Worldwide *                                   6,100            167
      MPW Industrial Services Group *                       6,800             68
      New England Business Service                         16,000            435
      Omnicom                                              13,000            910
      Paxar *                                               6,200             56
      Renaissance Worldwide *                              17,000            122
      Romac International *                                10,800            156
      Shorewood Packaging *                                26,000            445
      Strayer Education                                     8,700            255
      Superior Services *                                   2,500             54
      Tetra Tech *                                         14,925            317
      Waste Management                                     48,926          2,587

      Airlines  0.4%
      Delta                                                26,600          1,526
      KLM (EUR)                                             6,000            174
      KLM Royal Dutch Air ADR                                 700             21
      Midwest Express Holdings *                            1,300             39
      Singapore Airlines (SGD)                             13,000            116
                                                                           1,876
      Railroads  0.3%
      Norfolk Southern                                     51,000          1,670
                                                                           1,670
      Total Business Services and Transportation                          31,737

17
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--------------------------------------------------------------------------------

                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      ENERGY  5.4%

      Energy Services  1.3%
      Baker Hughes                                            81,800  $    2,546
      BG (GBP)                                                58,300         321
      Cooper Cameron *                                         1,400          51
      Elf Aquitaine (EUR)                                      2,600         376
      Elf Aquitaine ADR                                        5,000         355
      Halliburton                                             13,000         538
      Johnson Electric (HKD)                                 247,200         912
      Smith International *                                    2,800         121
      Tokyo Electric Power (JPY)                              36,000         785
      TOTAL ADR *                                              6,300         383
      United Utilities (GBP)                                  60,600         730
      Weatherford International                                3,200         105
                                                                           7,223
      Exploration & Production  0.5%
      Key Energy *                                             9,100          29
      Santos (AUD)                                            49,000         152
      Unocal                                                  57,800       2,297
                                                                           2,478
      Integrated Petroleum - Domestic  0.8%

      Amerada Hess                                             2,000         120
      Atlantic Richfield                                      21,100       1,766
      Occidental Petroleum                                    29,900         632
      USX-Marathon                                            60,300       1,805
                                                                           4,323
      Integrated Petroleum - International  2.8%
      BP Amoco ADR                                            52,054       5,576
      Chevron                                                  6,300         584
      ENI SPA ADR                                              7,900         497
      Exxon                                                   11,960         956
      Mobil                                                   32,900       3,331
      Repsol ADR                                              22,500         405
      Royal Dutch Petroleum ADR                               23,800       1,346
      Shell Transport & Trading ADR                           21,600         953
      Texaco                                                  17,300       1,133
                                                                          14,781
      Total Energy                                                        28,805


18
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--------------------------------------------------------------------------------

                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      PROCESS INDUSTRIES  4.2%

      Diversified Chemicals  1.1%
      Dow Chemical                                            14,600  $    1,774
      DuPont                                                  21,500       1,407
      Hercules                                                69,800       2,438
                                                                           5,619
      Specialty Chemicals  1.6%
      3M                                                      25,500       2,187
      A. Schulman                                              3,700          62
      Air Liquide (L) (EUR)                                    2,295         346
      Akzo Nobel (EUR)                                         8,300         344
      BASF AG (EUR)                                           12,180         474
      Bayer (EUR)                                             11,660         453
      Furon                                                    8,100         148
      Great Lakes Chemical                                    37,440       1,692
      Hauser *                                                21,100          52
      Imperial Chemical ADR                                    7,900         347
      Pall                                                    55,400       1,111
      Sumitomo Chemicals (JPY)                               189,000         797
      Technip (EUR)                                            5,000         542
                                                                           8,555
      Paper and Paper Products  0.8%
      Dai Nippon Printing (JPY)                               53,000         795
      Fort James                                              37,900       1,388
      Kimberly-Clark                                          32,800       1,925
      Smurfit-Stone Container *                                5,900         127
                                                                           4,235
      Forest Products  0.4%
      Georgia-Pacific                                          9,500         821
      International Paper                                      6,700         335
      Weyerhaeuser                                            19,200       1,192
                                                                           2,348
      Building and Construction  0.3%
      Blue Circle Industries (GBP)                            52,418         336
      Heidelberg Zement (EUR)                                  4,100         331
      Holderbank Financiere Glarus (CHF)                         350         416
      J. Ray Mcdermott *                                       1,600          57

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Layne Christensen *                                     11,700  $       78
      Simpson Manufacturing *                                  2,000          89
      Trex *                                                   8,500         186
                                                                           1,493
      Total Process Industries                                            22,250

      BASIC MATERIALS  1.2%

      Metals  1.1%
      Anglo American Platinum (ZAR)                           18,000         331
      AngloGold ADR                                            3,111          63
      Cambior                                                 23,300          77
      Gibraltar Steel                                          3,500          76
      Inco                                                    75,500       1,076
      Material Sciences *                                      5,300          59
      Matthews International (Class A)                        15,300         446
      Phelps Dodge                                            27,800       1,440
      Reynolds Metals                                         40,600       2,159
                                                                           5,727
      Mining  0.1%
      Battle Mountain Gold                                    41,200         100
      Lonrho Africa (GBP)                                     10,107           7
      Rio Tinto (AUD)                                         19,500         274
      TVX Gold *                                              27,800          30
                                                                             411
      Miscellaneous Materials  0.0%
      Malayan Cement (MYR)                                    44,150          26
      Synthetic Industries *                                   5,500         124
                                                                             150
      Total Basic Materials                                                6,288

      MISCELLANEOUS  0.2%

      Conglomerates  0.1%
      Berkshire Hathaway (Class B) *                             115         267
      Orkla (Class A) (NOK)                                   17,200         270
                                                                             537

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Other Miscellaneous Common Stocks 0.1%
      Schneider (EUR) *                                        4,000  $      237
      SCP Pool *                                                 200           4
      Other Miscellaneous Common Stocks                                      131
                                                                             372
      Total Miscellaneous                                                    909

      FOREIGN 0.5%

      Europe 0.3%
      AXA Colonia Konzern (EUR)                                7,300         685
      Man AG (EUR)                                            12,300         360
      Rhone Poulenc (EUR)                                      5,200         247
      Svenska Cellulosa (SEK)                                  6,700         156
                                                                           1,448
      Far East 0.1%
      Nippon Express (JPY)                                   131,000         748
                                                                             748

      Other Foreign 0.1%
      Bobst (CHF)                                                236         290
      Pacific Dunlop (AUD)                                    90,900         162
                                                                             452
      Total Foreign                                                        2,648

      Total Common Stocks (Cost $249,288)                                314,459

      CORPORATE BONDS 15.0%

      Adelphia Communications
             7.875%, 5/1/09                             $    575,000         545
             9.875%, 3/1/05                                  425,000         446
      Allied Holdings, Gtd. Sr. Sub. Notes,
             8.625%, 10/1/07                                 500,000         475
      American Airlines, 9.71%, 1/2/07                        36,519          40
      American Builders & Contractors Supply, Sr. Sub. Notes
             10.625%, 5/15/07                                500,000         470
      American Express, 7.60%, 8/15/02                       300,000         310
      American Pacific, Sr. Notes, 9.25%, 3/1/05             500,000         515
      American Radio Systems, Sr. Sub. Notes,
             9.00%, 2/1/06                                    25,000          27
      American Safety Razor, Sr. Notes, 9.875%, 8/1/05       800,000         808

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Amerigas Partners, Sr. Notes, 10.125%, 4/15/07    $    200,000  $      207
      AMR, Deb., 9.00%, 9/15/16                              100,000         112
      Anchor Advanced, Sr. Notes, 11.75%, 4/1/04           1,000,000       1,025
      Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08    500,000         510
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07              500,000         490
      Building Materials, Sr. Notes, 7.75%, 7/15/05        1,000,000         947
      BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                  500,000         517
      Capital One Master Trust, 6.356%, 6/15/11              236,000         228
      Chancellor Media, Sr. Sub. Notes, 9.00%, 10/1/08     1,000,000       1,035
      Charter Communications, Sr. Notes,
             (144a), 8.25%, 4/1/07                         1,000,000         975
      Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08            500,000         485
      Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07         375,000         381
      Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05             500,000         550
      Comcast Cable Communications, 8.50%, 5/1/27          3,550,000       4,029
      Communications & Power Industries, Sr. Sub. Notes
             12.00%, 8/1/05                                  500,000         514
      Container Corp of America, Sr. Notes, 9.75%, 4/1/03    250,000         262
      Courtyard by Marriott II, Sr. Secured Notes
             10.75%, 2/1/08                                  100,000         103
      Cox Communications, Deb., 7.25%, 11/15/15              600,000         596
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03           500,000         510
      Delta Mills, Sr. Notes, 9.625%, 9/1/07                 250,000         256
      Discover Card Master Trust I, 7.75%, 4/16/02           100,000         101
      Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07         804,000         824
      Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07               250,000         123
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                 350,000         350
      Energy Corporation of America, Sr. Sub. Notes
             9.50%, 5/15/07                                  500,000         465
      Fairchild Semiconductor, Sr. Sub. Notes
             10.125%, 3/15/07                                250,000         250
      Fairfax Financial, 8.25%, 10/1/15                    3,550,000       3,554
      Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                350,000         339
      First Federal Financial, 11.75%, 10/1/04               250,000         263
      Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06         250,000         261
      Frontiervision, Sr. Notes, 11.00%, 10/15/06            500,000         554
      Fundy Cable, Sr. Secured 2nd Priority Notes
             11.00%, 11/15/05                                300,000         329

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Group Maintenance America, Sr. Sub. Notes, (144a)
             9.75%, 1/15/09                             $    500,000  $      505
      Harrahs Operating, 7.875%, 12/15/05                  1,000,000         980
      Hawk, Sr. Notes, 10.25%, 12/1/03                     1,000,000       1,030
      Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05           500,000         539
      Hollinger International Publishing, Gtd. Notes
             9.25%, 3/15/07                                1,000,000       1,035
      Holmes Products, Gtd. Notes, 9.875%, 11/15/07          250,000         246
      Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05      1,000,000       1,040
      ICG Services, Sr. Disc. Notes, STEP, 0%, 9/15/05       500,000         448
      IMC Home Equity Loan Trust, Zero Coupon, 4/20/26       867,000         838
      Intermedia Communications, Sr. Notes, (144a)
             9.50%, 3/1/09                                   500,000         490
      International Home Foods, Gtd. Sr. Sub. Notes
             10.375%, 11/1/06                              1,000,000       1,065
      International Wire, Sr. Sub. Notes, 11.75%, 6/1/05     500,000         520
      Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06      350,000         340
      Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09          500,000         501
      Isle of Capri Casinos, Sr. Sub. Notes, (144a)
             8.75%, 4/15/09                                  750,000         705
      Jitney-Jungle Stores, Sr. Sub. Notes,
             12.00%, 3/1/06                                  500,000         500
      Keebler, Sr. Sub. Notes, 10.75%, 7/1/06              1,000,000       1,102
      Lenfest Communications, Sr. Notes, 8.375%, 11/1/05      30,000          32
      Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                  250,000         240
      MCI WorldCom, 7.75%, 4/1/07                          3,550,000       3,756
      Metromedia Fiber, Sr. Notes, (144a),
             10.00%, 11/15/08                                500,000         517
      Microcell Telecommunications, Sr. Disc. Notes
             STEP, 0%, 6/1/06                                675,000         533
      Mohegan Tribal Gaming, Sr. Notes, (144a),
             8.125%, 1/1/06                                  850,000         839
      Nextel Communications, Sr. Disc. Notes
             STEP, 0%, 10/31/07                            1,400,000         945
      Nextlink Communications, Sr. Disc. Notes
             STEP, 0%, 6/1/09                              1,500,000         829
      Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08               75,000          77
      Northland Cable Television, Sr. Sub. Notes
             10.25%, 11/15/07                                250,000         264
      Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06         150,000         159
      Owens Illinois, Sr. Notes, 7.35%, 5/15/08            3,550,000       3,421

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      P&L Coal, 8.875%, 5/15/08                         $  1,000,000  $    1,007
      Packaging Corp. of America, Sr. Sub. Notes, (144a)
             9.625%, 4/1/09                                1,000,000       1,017
      Paine Webber, Sr. Notes, 6.55%, 4/15/08              3,550,000       3,395
      Paragon Corporate Holdings, Sr. Notes,
             9.625%, 4/1/08                                  250,000         143
      Park Place Entertainment, Sr. Sub. Notes
             7.875%, 12/15/05                              1,000,000         960
      Plastic Containers, Sr. Secured Notes,
             10.00%, 12/15/06                                540,000         611
      Premier Parks, Sr. Disc. Notes, STEP, 0%, 4/1/08       500,000         343
      Price Communications Wireless, 9.125%, 12/15/06        500,000         520
      Pride Petroleum Services, Sr. Notes,
             9.375%, 5/1/07                                  350,000         345
      Principal Mutual, (144a)
             7.875%, 3/1/24                                  250,000         263
             8.00%, 3/1/44                                 3,550,000       3,391
      Protection One, Sr. Sub. Notes, (144a),
             8.125%, 1/15/09                                 250,000         238
      Purina Mills, Sr. Sub. Notes, 9.00%, 3/15/10           300,000         237
      Quest Diagnostics, Gtd. Sr. Sub. Notes
             10.75%, 12/15/06                                475,000         549
      Qwest Communications
             Sr. Disc. Notes, STEP, 0%, 10/15/07             500,000         390
             Sr. Notes, 7.50%, 11/1/08                       125,000         125
      R & B Falcon, Sr. Notes, 6.95%, 4/15/08              3,550,000       2,716
      Red Roof Inns, Sr. Notes, 9.625%, 12/15/03           1,000,000       1,010
      Repap New Brunswick, Sr. Secured 1st Priority Notes
             9.00%, 6/1/04                                    25,000          23
             (144a), 11.50%, 6/1/04                          275,000         278
      Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
             10.00%, 3/15/05                                 250,000         275
      Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06       200,000         186
      Shoppers Food Warehouse, Sr. Notes,
             9.75%, 6/15/04                                1,000,000       1,025
      Six Flags Entertainment, Sr. Notes,
             8.875%, 4/1/06                                  350,000         353
      Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
             12.25%, 6/15/05                                 500,000         559
      Smithfield Foods, Sr. Sub. Notes,
             7.625%, 2/15/08                                 500,000         462
      Sprint, 6.125%, 11/15/08                             1,700,000       1,604
      Stena, Sr. Notes, 10.50%, 12/15/05                     500,000         496
      Synthetic Industries, Sr. Sub. Notes,
             9.25%, 2/15/07                                  350,000         359

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Union Planters Trust Capital, Gtd. Bonds,
             8.20%, 12/15/26                              $3,550,000    $  3,556
      United Air Lines, ETC, 9.20%, 3/22/08                  206,846         225
      United International Holdings, Sr. Disc. Notes
             STEP, 0%, 2/15/08                               650,000         427
      US Can, Sr. Gtd. Notes, 10.125%, 10/15/06              250,000         263
      Venture Holdings Trust, (144a), 11.00%, 6/1/07       1,000,000       1,015
      Verio, Sr. Notes, 10.375%, 4/1/05                      225,000         230
      Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07              500,000         437
      Westamerica Bank, Sub. Notes, 6.99%, 9/30/03           250,000         244
      Westinghouse Air Brake, Sr. Notes, (144a)
             9.375%, 6/15/05                               1,000,000       1,015
      Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08        1,000,000         990

      Total Corporate Bonds (Cost $83,570)                                79,559

      U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 10.4%

      Federal Home Loan Mortgage Corp.
             6.00%, 2/15/11 - 11/1/25                      6,437,935       6,220
             6.50%, 10/1/08 - 3/15/11                      3,461,457       3,449
             7.00%, 10/1/08 - 10/1/25                         83,883          84
             8.00%, 1/1/25                                    70,215          73
             9.00%, 11/1/04                                   14,754          15
      Federal National Mortgage Assn.
             Zero Coupon, 9/25/23                          1,242,652       1,226
             6.00%, 9/1/08                                    66,186          65
             6.50%, 3/1/09 - 8/1/23                          167,001         165
             7.00%, 4/18/22 - 1/1/26                       3,195,517       3,215
             7.50%, 11/1/07                                   78,307          80
             8.00%, 5/1/07 - 6/1/10                           68,455          71
             8.50%, 8/1/06 - 11/1/21                          39,280          41
             9.00%, 5/1/01                                    15,886          16
             REMIC, 8.00%, 2/25/07                            81,279          83
      Government National Mortgage Assn., I
             6.00%, 5/15/17 - 12/15/23                     2,567,188       2,446
             6.50%, 12/15/23 - 2/15/29                     8,464,844       8,270
             7.00%, 4/15/24 - 1/15/29                     24,056,031      24,112

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Government National Mortgage Assn., I
             7.50%, 2/15/16 - 1/15/29                   $  4,834,096  $    4,953
             8.00%, 3/15/22 - 8/15/24                        553,097         576
      Government National Mortgage Assn., II
             8.00%, 10/20/25                                  61,146          64

      Total U.S. Government Mortgage-Backed
             Securities (Cost $55,503)                                    55,224

      U.S. GOVERNMENT OBLIGATIONS/AGENCIES 13.1%

      Federal Farm Credit
             5.25%, 5/1/02                                 8,500,000       8,368
      Federal Home Loan Bank
             4.96%, 10/7/05                                4,100,000       3,839
             6.29%, 6/9/05                                   600,000         602
      Federal Home Loan Mortgage
             5.95%, 1/19/06                                5,900,000       5,816
      Federal National Mortgage Assn., REMIC
             7.25%, 5/25/20                                3,395,828       3,453
      Government Trust Certificates
             9.25%, 11/15/01                                  32,880          35
      Resolution Funding
             8.125%, 10/15/19                                210,000         254
      Tennessee Valley Authority
             5.88%, 4/1/36                                 2,000,000       1,983
             6.235%, 7/15/45                               2,000,000       2,017
      U.S. Treasury Notes
             4.75%, 11/15/08                              20,000,000      18,614
             4.875%, 3/31/01                               3,000,000       2,973
      U.S. Treasury Bonds
             6.125%, 11/15/27                              4,000,000       4,043
             6.75%, 8/15/26                               16,050,000      17,475

      Total U.S. Government Obligations/Agencies (Cost $71,083)           69,472

      SHORT-TERM INVESTMENTS 2.8%

      Certificates of Deposit 0.0%
      Chase Manhattan Bank, N.A., fixed deposit
             2.00%, 6/9/99 (MYR)                             272,726          67
                                                                              67

26
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Money Market Funds 2.8%
      Reserve Investment Fund, 4.96% #                    14,676,348  $   14,676
                                                                          14,676

      Total Short-Term Investments (Cost $14,740)                         14,743


 Total Investments in Securities
 100.7% of Net Assets (Cost $474,184)                                 $  533,457

 Other Assets Less Liabilities                                           (3,766)

 NET ASSETS                                                           $  529,691
                                                                      ----------


    #  Seven-day yield
    *  Non-income producing
  ADR  American Depository Receipt
  ETC  Equipment Trust Certificate
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s).
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.2% of net assets.
  AUD  Australian dollar
  CAD  Canadian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  European currency unit
  GBP  British sterling
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares




The accompanying notes are an integral part of these financial statements.

27
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1999

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

  Assets
  Investments in securities, at value (cost $474,184)               $   533,457
  Securities lending collateral                                          50,144
  Other assets                                                            7,654
  Total assets                                                          591,255

  Liabilities

  Obligation to return securities lending collateral                     50,144
  Other liabilities                                                      11,420
  Total liabilities                                                      61,564

  NET ASSETS                                                        $   529,691
                                                                    -----------

  Net Assets Consist of:
  Accumulated net investment income - net of distributions          $     2,808
  Accumulated net realized gain/loss - net of distributions               6,938
  Net unrealized gain (loss)                                             59,271
  Paid-in-capital applicable to 32,695,216 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares authorized                                       460,674

  NET ASSETS                                                        $   529,691
                                                                    -----------

  NET ASSET VALUE PER SHARE                                         $     16.20
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

28
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                            Year
                                                                           Ended
                                                                         5/31/99

  Investment Income
  Income
   Interest                                                          $   12,616
   Dividend                                                               4,372
   Total income                                                          16,988
  Expenses
   Investment management                                                  2,479
   Shareholder servicing                                                  1,387
   Custody and accounting                                                   173
   Registration                                                              82
   Prospectus and shareholder reports                                        67
   Legal and audit                                                           12
   Directors                                                                  7
   Miscellaneous                                                             14
   Total expenses                                                         4,221
   Expenses paid indirectly                                                  (5)
   Net expenses                                                           4,216
  Net investment income                                                  12,772

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                             9,311
   Foreign currency transactions                                            (98)
   Net realized gain (loss)                                               9,213
  Change in net unrealized gain or loss
   Securities                                                            14,547
   Other assets and liabilities
   denominated in foreign currencies                                         20
   Change in net unrealized gain or loss                                 14,567
  Net realized and unrealized gain (loss)                                23,780

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                             $   36,552
                                                                     ----------

The accompanying notes are an integral part of these financial statements.


                 29

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                                Year
                                                               Ended
                                                             5/31/99     5/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                                 $   12,772  $    8,667
   Net realized gain (loss)                                   9,213      12,398
   Change in net unrealized gain or loss                     14,567      26,365
   Increase (decrease) in net assets from operations         36,552      47,430

  Distributions to shareholders
   Net investment income                                    (11,763)     (8,060)
   Net realized gain                                        (12,214)     (5,729)
   Decrease in net assets from distributions                (23,977)    (13,789)

  Capital share transactions*
   Shares sold                                              285,469     141,418
   Distributions reinvested                                  23,845      13,698
   Shares redeemed                                         (120,554)    (66,284)
   Increase (decrease) in net assets from capital
   share transactions                                       188,760      88,832

  Net Assets
  Increase (decrease) during period                         201,335     122,473
  Beginning of period                                       328,356     205,883

  End of period                                          $  529,691  $  328,356
                                                         ----------------------

 *Share information
   Shares sold                                               18,147       9,497
   Distributions reinvested                                   1,530         933
   Shares redeemed                                           (7,655)     (4,395)
   Increase (decrease) in shares outstanding                 12,022       6,035







The accompanying notes are an integral part of these financial statements.

30

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1999


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

31
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


     of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.



NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the

32
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


     borrower fails to return them. At May 31, 1999, the value of loaned securities was $48,589,000; aggregate collateral consisted of $50,144,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $225,974,000 and $116,005,000, respectively, for the year ended May 31, 1999. Purchases and sales of U.S. government securities aggregated $91,841,000 and $21,921,000, respectively, for the year ended May 31, 1999.



NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

     ---------------------------------------------------------------------------

     Undistributed net investment income                             $   11,000
     Paid in-capital                                                    (11,000)


     At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $474,184,000. Net unrealized gain aggregated $59,273,000 at period-end, of which $74,083,000 related to appreciated investments and $14,810,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $259,000 was payable at May 31, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48%

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


     for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1999, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager was required to bear any expenses through May 31, 1998, which would cause the fund's ratio of total expenses to average net assets to exceed 1.05%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.05%. Pursuant to this agreement, $62,000 of unaccrued 1997 fees were repaid during the year ended May 31, 1999.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,297,000 for the year ended May 31, 1999, of which $139,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1999, totaled $1,116,000 and are reflected as interest income in the accompanying Statement of Operations.

34
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.




     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 17, 1999

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/99
--------------------------------------------------------------------------------


     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.


     The fund's distributions to shareholders included:

     .    $1,496,000 from short-term capital gains,

     . $10,718,000 from long-term capital gains, subject to the 20% rate gains category.


     For corporate shareholders, $2,572,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


                      INVESTMENT SERVICES AND INFORMATION


          Knowledgeable Service Representatives

          By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

          In Person Available in T. Rowe Price Investor Centers.


          Account Services

          Checking Available on most fixed income funds ($500 minimum).

          Automatic Investing From your bank account or paycheck.

          Automatic Withdrawal Scheduled, automatic redemptions.

          Distribution Options Reinvest all, some, or none of your distributions.

          Automated 24-Hour Services Including Tele*Access and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


          Brokerage Services*

          Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


          Investment Information

          Combined Statement Overview of all your accounts with T. Rowe Price.

          Shareholder Reports Fund managers' reviews of their strategies and results.

          T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

          Performance Update Quarterly review of all T. Rowe Price fund results.

          Insights Educational reports on investment strategies and financial markets.

          Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
          ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


Stock Funds

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond Funds

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond

Money Market Funds+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

Blended Asset Funds

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. Rowe Price No-Load
Variable Annuity

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
--------------------------------------------------------------------------------


                         RETIREMENT PLANS AND RESOURCES

          We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

          IRAs AND QUALIFIED PLANS

          Traditional IRA
          Roth IRA
          Rollover IRA
          SEP-IRA
          SIMPLE IRA
          Profit Sharing
          Money Purchase Pension
          "Paired" Plans (Money Purchase
          Pension and Profit Sharing Plans)
          401(k)
          403(b)
          457 Deferred Compensation

          RETIREMENT RESOURCES AT T. ROWE PRICE

          Planning and Informational Guides

          Minimum Required Distributions Guide
          Retirement Planning Kit
          Retirees Financial Guide
          Tax Considerations for Investors

          Investment Kits

          The IRA Investing Kit
          Roth IRA Conversion Kit
          Rollover IRA Kit
          The T. Rowe Price SIMPLE IRA Plan Kit
          The T. Rowe Price SEP-IRA Plan
          The Simplified Keogh Plan(R) From T. Rowe Price
          The T. Rowe Price 401(k) Century Plan(R) (for small businesses) Money Purchase Pension/Profit Sharing Plan Kit
          Investing for Retirement in Your 403(b) Account
          The T. Rowe Price No-Load Variable Annuity Information Kit

          Insights Reports

          The Challenge of Preparing for Retirement
          Financial Planning After Retirement
          The Roth IRA: A Review

          Software Packages

          T. Rowe Price Retirement Planning Analyzer(TM) CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.
          T. Rowe Price Variable Annuity Analyzer(TM) CD-ROM or diskette, free. To order, please call 1-800-469-5304.


Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center Plaza 5
Mezzanine Level
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-055  5/31/99